Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax liabilities
Intangibles	$ (24,873)	$ (25,055)
Property and equipment	(55,588)	(52,082)
Total deferred tax liabilities	(80,461)	(77,137)
Deferred tax assets:
Net operating loss carry forward	25,779	21,675
Other	13,461	14,276
Total deferred tax assets	39,240	35,951
Valuation allowance	(337)	(337)
Net deferred tax assets	38,903	35,614
Net deferred tax liabilities	$ (41,558)	$ (41,523)